Share equity incentive plans - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2024 USD ($) h $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value (in dollars per share) | $ / shares		$ 0	$ 0	$ 0
Exercised options, intrinsic value | $		$ 15,218	$ 3,037	$ 8,212
Options, vested, grant date fair value | $		3,541	5,296
Unrecognized compensation cost | $		$ 184
Unrecognized compensation, period of recognition		29 days
Hours per week (more than) | h		20
Months per year (more than)		5 months
Voting rights limit		5.00%
Share capital limit, value | $		$ 25
Share-based payment arrangement, expense | $		$ 17,615	$ 18,127	$ 16,987
Outstanding share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		10 years
Unrecognized compensation, period of recognition		2 years 8 months 23 days
Compensation cost not yet recognized | $		$ 31,631
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation, period of recognition		4 months 24 days
ESPP, shares purchased (in shares) | shares		275,122	293,208	357,508
Shares remaining available for grant (in shares) | shares		3,373,463
Share-based payment arrangement, expense | $		$ 661	$ 572	$ 1,243
Compensation cost related to ESPP, not yet recognized | $		$ 594
Plan 2010 And Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares) | shares					17,339,974
Shares remaining available for grant (in shares) | shares		0
Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares) | shares	1,300,000
Increase as % of total shares	5.00%
Shares remaining available for grant (in shares) | shares		6,408,897
Plan ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares) | shares	2,000,000
Increase as % of total shares	1.00%
Increase in number of shares (in shares) | shares	3,000,000